SEGMENT REPORTING (Tables)	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Revenues by Product Groups
	For the Years Ended December 31,
	2013	2014	2015
	US$	US$	US$
E-commerce services:
New home	188,102	244,294	318,612
Other product groups	5	50	156,198

Total E-commerce service revenues	188,107	244,344	474,810

Marketing services:
New home	258,479	260,333	219,057
Secondary and rental properties	919	1,093	2,498
Home furnishing and improvement	18,924	33,058	28,307

Total marketing service revenues	278,322	294,484	249,862

Listing services:
Secondary and rental properties	144,963	124,172	83,972
Research	14,178	19,019	21,540
Other product groups	2,406	2,463	2,410

Total listing service revenues	161,547	145,654	107,922

Financial services:
New home	-	2,927	20,156
Other product groups	-	308	9,426

Total financial service revenues	-	3,235	29,582